Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-004 [ASSP]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 [Table Text Block]
The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Form 5500 as of December 31:

	2025	2024
Net Assets Available for Benefits per the financial statements	$2,409,768	$2,264,562
Distributions payable to participants	(1,125)	(352)

Net Assets Available for Benefits per the Form 5500	$2,408,643	$2,264,210

Distributions payable to participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to December 31, but not yet paid as of that date. The following is a reconciliation of distributions to participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

2025
Distributions to participants per the financial statements	$267,024
Distributions payable to participants at December 31, 2024	(352)
Distributions payable to participants at December 31, 2025	1,125

Distributions to participants per the Form 5500	$267,797